BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 8.4%
Ampol Ltd. .................. 118 $ 2,796
Aristocrat Leisure Ltd. ........... 3,203 79,909
Aurizon Holdings Ltd. ........... 9,733 27,547
Australia & New Zealand Banking
Group Ltd. ................ 3,814 61,639
BHP Group Ltd. ............... 6,337 173,414
Commonwealth Bank of Australia ... 435 30,893
CSL Ltd. .................... 328 66,786
CSR Ltd. ................... 1,496 4,801
Flight Centre Travel Group Ltd.
(a)
... 306 3,721
Fortescue Metals Group Ltd. ...... 495 6,370
Glencore plc
(a)
................ 11,694 66,278
Goodman Group .............. 580 8,488
GPT Group (The)
(b)
............. 183 589
Harvey Norman Holdings Ltd. ..... 1,096 3,198
Insignia Financial Ltd. ........... 3,397 7,391
JB Hi-Fi Ltd. ................. 821 24,310
Macquarie Group Ltd. ........... 276 35,323
Mirvac Group
(b)
............... 12,417 18,812
National Australia Bank Ltd. ....... 1,118 24,145
Nufarm Ltd. .................. 318 1,158
Orora Ltd. ................... 368 921
QBE Insurance Group Ltd. ....... 1,495 12,088
REA Group Ltd. ............... 351 30,967
Rio Tinto plc ................. 364 21,975
Scentre Group ................ 3,312 6,787
SEEK Ltd. .................. 261 4,227
South32 Ltd. ................. 3,348 9,125
Stockland
(b)
.................. 22,243 60,272
Telstra Corp. Ltd. .............. 9,931 27,142
Westpac Banking Corp. ......... 3,141 47,565
Woodside Energy Group Ltd. ...... 1,387 31,319
899,956
Austria — 0.5%
ANDRITZ AG ................ 1,021 47,773
Erste Group Bank AG ........... 72 1,825
49,598
Belgium — 1.6%
Ackermans & van Haaren NV ..... 34 4,998
Anheuser-Busch InBev SA/NV ..... 1,848 98,993
Elia Group SA/NV ............. 116 17,610
Groupe Bruxelles Lambert SA ..... 222 19,650
KBC Group NV ............... 235 12,309
UCB SA .................... 105 8,205
Warehouses De Pauw CVA ....... 349 11,864
173,629
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 20,500 74,155
Denmark — 3.4%
AP Moller - Maersk A/S, Class A .... 2 5,358
AP Moller - Maersk A/S, Class B .... 8 21,843
Carlsberg A/S, Class B .......... 72 9,312
Genmab A/S
(a)
................ 63 22,417
H Lundbeck A/S ............... 1,148 5,674
Novo Nordisk A/S, Class B ....... 1,833 213,496
Novozymes A/S, Class B ......... 1,255 80,170
Tryg A/S .................... 530 12,085
370,355
Security
Shares
Shares Value
Finland — 1.7%
Kone OYJ, Class B ............ 920 $ 42,045
Nokia OYJ .................. 6,184 32,210
Nokian Renkaat OYJ ........... 275 3,253
Nordea Bank Abp ............. 9,835 96,973
Wartsila OYJ Abp .............. 724 6,361
180,842
France — 10.5%
ALD SA
(c)(d)
.................. 566 6,705
Atos SE
(a)
................... 93 1,147
AXA SA .................... 1,809 41,684
BNP Paribas SA .............. 1,851 87,455
Capgemini SE ................ 9 1,717
Dassault Systemes SE .......... 1,843 79,049
Electricite de France SA ......... 20 243
Engie SA ................... 4,818 59,610
Faurecia SE
(a)
................ 132 2,386
Hermes International ........... 82 112,499
Ipsen SA ................... 64 6,474
Kering SA ................... 98 56,104
Klepierre SA
(a)
................ 946 21,020
La Francaise des Jeux SAEM
(c)(d)
... 115 4,108
Legrand SA ................. 191 15,637
L'Oreal SA .................. 352 133,076
LVMH Moet Hennessy Louis Vuitton SE 259 179,838
Orange SA .................. 922 9,421
Pernod Ricard SA ............. 513 100,776
Publicis Groupe SA ............ 59 3,140
Remy Cointreau SA ............ 9 1,778
Renault SA
(a)
................. 112 3,311
Rubis SCA .................. 608 14,860
Safran SA ................... 192 21,104
Sanofi ..................... 270 26,831
Societe Generale SA ........... 1,717 38,472
SPIE SA .................... 119 2,858
Teleperformance .............. 36 12,038
Thales SA ................... 8 995
TotalEnergies SE .............. 1,541 78,710
Unibail - Rodamco -Westfield
(a)(b)
..... 16 908
Vinci SA .................... 36 3,451
1,127,405
Germany — 7.4%
Aurubis AG .................. 21 1,516
Bayer AG (Registered) .......... 931 54,305
Bayerische Motoren Werke AG .... 826 67,495
Deutsche Bank AG (Registered) .... 6,650 58,167
Deutsche Boerse AG ........... 140 24,439
DWS Group GmbH & Co. KGaA
(c)(d)
. 100 2,919
E.ON SE ................... 2,509 22,554
Encavis AG .................. 165 3,611
Freenet AG .................. 451 10,620
Hannover Rueck SE ............ 393 55,746
Hochtief AG ................. 592 31,775
Mercedes-Benz Group AG ........ 1,658 97,779
Nemetschek SE ............... 262 17,540
SAP SE .................... 1,524 142,148
Scout24 SE
(c)(d)
............... 982 56,140
Siemens AG (Registered) ........ 993 110,763
Siemens Energy AG ............ 252 4,188
Talanx AG ................... 66 2,409
Volkswagen AG ............... 71 14,063
Wacker Chemie AG ............ 96 14,452
792,629

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Hong Kong — 2.4%
AIA Group Ltd. ............... 15,400 $ 154,719
Kerry Properties Ltd. ........... 2,000 4,810
PCCW Ltd. .................. 14,000 7,493
Prudential plc ................ 1,015 12,519
Sun Hung Kai Properties Ltd. ...... 2,500 29,843
Swire Properties Ltd. ........... 8,800 20,968
Techtronic Industries Co. Ltd. ...... 2,000 22,193
252,545
Ireland — 0.3%
Flutter Entertainment plc
(a)
........ 108 10,843
Kerry Group plc, Class A ......... 136 14,355
Kingspan Group plc ............ 162 10,486
35,684
Israel — 0.6%
Alony Hetz Properties & Investments
Ltd. ..................... 30 438
Bezeq The Israeli Telecommunication
Corp. Ltd. ................. 16,138 27,630
Teva Pharmaceutical Industries Ltd.
(a)
3,843 36,585
64,653
Italy — 1.8%
Assicurazioni Generali SpA ....... 813 12,154
Banca Mediolanum SpA ......... 2,823 18,695
Davide Campari-Milano NV ....... 39 433
Enel SpA ................... 10,146 51,149
Eni SpA .................... 2,402 28,873
Intesa Sanpaolo SpA ........... 9,441 16,765
Mediobanca Banca di Credito
Finanziario SpA ............. 3,884 33,312
Reply SpA .................. 103 13,560
Snam SpA .................. 2,101 10,542
Terna - Rete Elettrica Nazionale .... 988 7,564
Unipol Gruppo SpA ............ 514 2,156
195,203
Japan — 21.5%
Alfresa Holdings Corp. .......... 700 9,342
Amada Co. Ltd. ............... 8,700 70,224
Anritsu Corp. ................. 200 2,444
Asahi Kasei Corp. ............. 2,900 23,265
Astellas Pharma, Inc. ........... 1,900 29,757
Benesse Holdings, Inc. .......... 400 7,209
Casio Computer Co. Ltd. ......... 2,300 22,498
Central Japan Railway Co. ....... 100 11,710
Coca-Cola Bottlers Japan Holdings, Inc. 200 2,280
COMSYS Holdings Corp. ........ 600 12,054
Daifuku Co. Ltd. ............... 400 25,507
Dai-ichi Life Holdings, Inc. ........ 100 1,739
Daito Trust Construction Co. Ltd. ... 200 18,961
Daiwa House Industry Co. Ltd. ..... 1,400 34,591
Dentsu Group, Inc. ............. 100 3,493
Disco Corp. .................. 200 48,866
DMG Mori Co. Ltd. ............. 900 12,087
East Japan Railway Co. ......... 700 36,545
Ebara Corp. ................. 600 23,504
Eisai Co. Ltd. ................ 100 4,579
EXEO Group, Inc. ............. 600 10,054
Fast Retailing Co. Ltd. .......... 100 60,559
Fuji Media Holdings, Inc. ......... 4,300 37,429
FUJIFILM Holdings Corp. ........ 1,400 79,971
Fujitsu Ltd. .................. 500 67,031
Hitachi Ltd. .................. 300 15,188
Honda Motor Co. Ltd. ........... 3,700 94,821
Hoya Corp. .................. 200 20,038
Security
Shares
Shares Value
Japan (continued)
INFRONEER Holdings, Inc. ....... 200 $ 1,468
Inpex Corp. .................. 500 5,731
ITOCHU Corp. ............... 3,200 93,151
Itochu Techno-Solutions Corp. ..... 100 2,680
Japan Post Holdings Co. Ltd. ...... 2,700 19,440
Kamigumi Co. Ltd. ............. 100 2,033
Kandenko Co. Ltd. ............. 800 4,967
Kaneka Corp. ................ 100 2,709
Kao Corp. ................... 600 26,097
KDDI Corp. .................. 3,000 96,187
Keisei Electric Railway Co. Ltd. .... 400 10,967
Lawson, Inc. ................. 400 14,185
Lion Corp. .................. 300 3,454
Marubeni Corp. ............... 800 7,442
Medipal Holdings Corp. .......... 400 6,035
Mitsubishi Corp. ............... 1,100 32,691
Mitsubishi Gas Chemical Co., Inc. .. 400 5,814
Mitsubishi HC Capital, Inc. ........ 3,300 15,991
Mitsui & Co. Ltd. .............. 3,300 72,806
Mitsui Fudosan Co. Ltd. ......... 2,100 46,934
Mitsui Mining & Smelting Co. Ltd. ... 100 2,395
MS&AD Insurance Group Holdings, Inc. 200 6,486
Murata Manufacturing Co. Ltd. ..... 200 11,682
NEC Corp. .................. 200 7,383
NEC Networks & System Integration
Corp. .................... 100 1,380
Nintendo Co. Ltd. .............. 100 44,717
Nippon Telegraph & Telephone Corp. 1,100 31,422
Nippon Television Holdings, Inc. .... 100 931
Nitto Denko Corp. ............. 600 38,637
Nomura Research Institute Ltd. .... 500 15,022
Obayashi Corp. ............... 200 1,471
Omron Corp. ................. 1,200 67,114
Otsuka Corp. ................ 200 6,237
Pola Orbis Holdings, Inc. ......... 800 9,806
Recruit Holdings Co. Ltd. ........ 1,700 63,534
Ricoh Co. Ltd. ................ 3,500 28,151
Sankyu, Inc. ................. 100 3,316
Santen Pharmaceutical Co. Ltd. .... 2,300 18,630
Sawai Group Holdings Co. Ltd. .... 100 3,244
Sega Sammy Holdings, Inc. ....... 1,400 24,043
Seino Holdings Co. Ltd. ......... 100 829
SG Holdings Co. Ltd. ........... 100 1,908
Shimizu Corp. ................ 3,000 17,006
SoftBank Corp. ............... 2,100 24,281
SoftBank Group Corp. .......... 900 37,806
Sony Group Corp. ............. 400 33,931
Sumitomo Chemical Co. Ltd. ...... 17,000 66,809
Sumitomo Corp. .............. 300 4,218
Sumitomo Mitsui Financial Group, Inc. 1,700 53,333
Suntory Beverage & Food Ltd. ..... 400 15,783
Sysmex Corp. ................ 100 7,001
T&D Holdings, Inc. ............. 100 1,132
Takeda Pharmaceutical Co. Ltd. .... 3,300 96,823
TBS Holdings, Inc. ............. 1,000 12,806
Teijin Ltd. ................... 300 3,179
Terumo Corp. ................ 300 10,243
Tokio Marine Holdings, Inc. ....... 1,200 70,248
Tokyo Century Corp. ............ 100 3,537
Tokyo Electron Ltd. ............ 200 68,839
Tokyo Tatemono Co. Ltd. ......... 100 1,473
Toshiba Corp. ................ 300 12,170
Toyo Seikan Group Holdings Ltd. ... 100 1,152
Toyota Motor Corp. ............ 4,300 69,793
Tsuruha Holdings, Inc. .......... 500 28,487

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Japan (continued)
Yamada Holdings Co. Ltd. ........ 2,000 $ 7,221
Yamaha Motor Co. Ltd. .......... 100 1,932
Yaskawa Electric Corp. .......... 100 3,502
Z Holdings Corp. .............. 4,200 14,844
ZOZO, Inc. .................. 100 2,160
2,314,575
Luxembourg — 0.0%
ArcelorMittal SA ............... 133 3,282
Netherlands — 4.9%
ABN AMRO Bank NV, CVA
(c)(d)
..... 190 1,938
Aegon NV ................... 328 1,441
Argenx SE
(a)
................. 21 7,671
ASML Holding NV ............. 410 235,651
ASR Nederland NV ............ 349 14,587
Heineken NV ................ 147 14,492
ING Groep NV ................ 1,355 13,162
Koninklijke Vopak NV ........... 368 8,541
Shell plc .................... 6,015 160,458
Wolters Kluwer NV ............. 669 72,655
530,596
New Zealand — 0.6%
Contact Energy Ltd. ............ 4,251 20,508
Fisher & Paykel Healthcare Corp. Ltd. 268 3,584
Infratil Ltd. .................. 1,742 9,198
Mercury NZ Ltd. ............... 236 903
Meridian Energy Ltd. ........... 11,229 35,239
69,432
Norway — 1.4%
Aker BP ASA ................. 99 3,440
Aker BP ASA, SDR
(a)
........... 892 29,373
DNB Bank ASA ............... 3,689 72,769
Equinor ASA ................. 588 22,640
Leroy Seafood Group ASA ........ 360 2,828
Orkla ASA ................... 1,729 14,925
145,975
Singapore — 0.6%
Jardine Cycle & Carriage Ltd. ..... 200 4,059
Singapore Telecommunications Ltd. . 25,600 48,412
United Overseas Bank Ltd. ....... 800 15,961
68,432
South Africa — 0.2%
Anglo American plc ............ 684 24,723
Spain — 1.6%
Acciona SA .................. 383 78,810
Banco Bilbao Vizcaya Argentaria SA . 11,357 51,466
Banco Santander SA ........... 5,025 12,572
Iberdrola SA ................. 75 801
Industria de Diseno Textil SA ...... 714 17,341
Telefonica SA ................ 1,584 7,071
168,061
Sweden — 3.0%
Boliden AB .................. 72 2,406
Castellum AB ................ 240 3,848
Elekta AB, Class B ............. 8,118 58,632
Industrivarden AB, Class A ....... 503 13,124
Industrivarden AB, Class C ....... 2,179 56,219
Investor AB, Class B ............ 1,544 28,814
Saab AB, Class B ............. 1,118 40,442
Swedbank AB, Class A .......... 84 1,164
Tele2 AB, Class B ............. 6,348 72,517
Security
Shares
Shares Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class
B ...................... 2,149 $ 16,346
Volvo AB, Class B ............. 1,427 25,620
319,132
Switzerland — 5.1%
ABB Ltd. (Registered) ........... 1,829 55,601
Belimo Holding AG (Registered) .... 5 2,053
Chocoladefabriken Lindt & Spruengli
AG ..................... 1 11,059
Givaudan SA (Registered) ........ 26 90,884
Logitech International SA (Registered) 326 18,341
Novartis AG (Registered) ........ 2,137 183,632
Sika AG (Registered) ........... 160 39,534
Swatch Group AG (The) ......... 168 44,724
Swiss Life Holding AG (Registered) .. 18 9,535
Temenos AG (Registered) ........ 496 39,369
UBS Group AG (Registered) ...... 3,600 58,825
553,557
United Kingdom — 11.2%
3i Group plc ................. 164 2,548
Associated British Foods plc ...... 1,453 29,678
AstraZeneca plc .............. 1,316 173,108
Auto Trader Group plc
(c)(d)
........ 1,647 12,698
Aviva plc ................... 988 4,785
Barclays plc ................. 833 1,596
Barratt Developments plc ........ 948 5,813
Bellway plc .................. 184 5,499
BP plc ..................... 18,058 88,381
British Land Co. plc (The) ........ 1,408 8,466
Centrica plc
(a)
................ 18,592 19,921
Compass Group plc ............ 1,470 34,452
Croda International plc .......... 56 5,121
Diageo plc .................. 3,118 147,705
Direct Line Insurance Group plc .... 576 1,446
Drax Group plc ............... 2,626 25,190
Experian plc ................. 1,330 46,566
Greggs plc .................. 972 24,234
Haleon plc
(a)
................. 1,395 4,957
Halma plc ................... 51 1,436
HSBC Holdings plc ............ 10,983 68,797
Intermediate Capital Group plc ..... 76 1,417
Intertek Group plc ............. 609 32,548
ITV plc ..................... 18,727 16,843
J Sainsbury plc ............... 16,000 43,161
Johnson Matthey plc ........... 138 3,608
Kingfisher plc ................ 4,590 14,522
Lloyds Banking Group plc ........ 132,553 73,389
Marks & Spencer Group plc
(a)
...... 2,251 3,903
NatWest Group plc ............. 2,396 7,277
RELX plc ................... 2,960 87,644
Rightmove plc ................ 1,217 9,514
Segro plc ................... 661 8,843
Smiths Group plc .............. 1,091 20,590
SSE plc .................... 1,279 27,624
Standard Chartered plc .......... 599 4,129
Tritax Big Box REIT plc .......... 803 1,932
Unilever plc .................. 1,859 90,551
United Utilities Group plc ......... 77 1,023
Whitbread plc ................ 963 30,652
WPP plc .................... 1,408 15,196
1,206,763

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
United States — 8.0%
Ferguson plc ................. 552 $ 69,441
GSK plc
(a)
................... 1,141 23,973
James Hardie Industries plc, CDI ... 1,082 26,722
Nestle SA (Registered) .......... 2,643 323,840
Roche Holding AG ............. 789 267,550
Schneider Electric SE ........... 959 132,633
Signify NV
(c)(d)
................ 393 12,764
Sims Ltd. ................... 156 1,622
858,545
Total Common Stocks — 97.4%
(Cost: $10,649,214) .............................. 10,479,727
Preferred Securities
Preferred Stocks — 0.9%
Germany — 0.9%
Sartorius AG (Preference) ........ 80 35,784
Volkswagen AG (Preference) ...... 465 65,746
101,530
Total Preferred Securities — 0.9%
(Cost: $96,743) ................................ 101,530
Security
Shares
Shares Value
Rights
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd. (Expires 08/15/22)
(a)
.. 206 $ 573
Total Rights — 0.0%
(Cost: $0) .................................... 573
Total Long-Term Investments — 98.3%
(Cost: $10,745,957) .............................. 10,581,830
Short-Term Securities
Money Market Funds — 2.2%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.76% ...... 230,413 230,413
SL Liquidity Series, LLC, Money Market
Series, 2.03%
(g)
............. 11,659 11,659
Total Short-Term Securities — 2.2%
(Cost: $242,073) ................................ 242,072
Total Investments — 100.5%
(Cost: $10,988,030) .............................. 10,823,902
Liabilities in Excess of Other Assets — (0.5)% ............ (58,537)
Net Assets — 100.0% .............................. $ 10,765,365
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 235,086 $ — $ (4,673) $ — $ — $ 230,413 230,413 $ 509 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 11,660 — — (1) 11,659 11,659 5
(b)
—
$ — $ (1) $ 242,072 $ 514 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 2 09/16/22 $ 195 $ 8,427
Glossary of Terms Used in this Report
Portfolio Abbreviation
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 899,956 $ — $ 899,956
Austria .............................................. — 49,598 — 49,598
Belgium ............................................. — 173,629 — 173,629
China ............................................... — 74,155 — 74,155
Denmark ............................................. 5,674 364,681 — 370,355
Finland .............................................. — 180,842 — 180,842
France .............................................. — 1,127,405 — 1,127,405
Germany ............................................ — 792,629 — 792,629
Hong Kong ........................................... — 252,545 — 252,545
Ireland .............................................. — 35,684 — 35,684
Israel ............................................... — 64,653 — 64,653
Italy ................................................ — 195,203 — 195,203
Japan ............................................... — 2,314,575 — 2,314,575
Luxembourg .......................................... — 3,282 — 3,282
Netherlands ........................................... — 530,596 — 530,596
New Zealand .......................................... — 69,432 — 69,432
Norway .............................................. — 145,975 — 145,975
Singapore ............................................ — 68,432 — 68,432
South Africa ........................................... — 24,723 — 24,723
Spain ............................................... — 168,061 — 168,061
Sweden ............................................. — 319,132 — 319,132
Switzerland ........................................... — 553,557 — 553,557
United Kingdom ........................................ 4,957 1,201,806 — 1,206,763
United States .......................................... — 858,545 — 858,545
Preferred Securities ....................................... — 101,530 — 101,530
Rights ................................................ 573 — — 573

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 230,413 $ — $ — $ 230,413
$ 241,617 $ 10,570,626 $ — $ 10,812,243
Investments Valued at NAV
(a)
..................................... 11,659
$ —
$ 10,823,902
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 8,427 $ — $ — $ 8,427
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.